PowerShares QQQ Trust, Series 1

ANNUAL REPORT

SEPTEMBER 30, 2011

OBJECTIVE:

The PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust that issues securities called PowerShares QQQ Index Tracking Stock. The Trust holds all of the component securities of the Nasdaq-100 Index (the "Index"). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index (the component securities of the Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

PowerShares QQQ Trust, Series 1

Contents

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Supplemental Information (Unaudited)	17

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the PowerShares QQQ Trust, Series 1

We have audited the accompanying statement of assets and liabilities of PowerShares QQQ Trust, Series 1 (the "Trust"), including the schedule of investments, as of September 30, 2011, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PowerShares QQQ Trust, Series 1 at September 30, 2011, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 11, 2012

PowerShares QQQ Trust, Series 1
Schedule of Investments
September 30, 2011

Common Stock	Shares	Value
Apple, Inc.*	8,460,298	$3,224,896,392
Microsoft Corp.	76,466,678	1,903,255,615
Oracle Corp.	46,166,300	1,326,819,462
Google, Inc., Class A*	2,319,869	1,193,294,216
Intel Corp.	47,926,885	1,022,280,457
Amazon.Com, Inc.*	4,142,339	895,697,962
Cisco Systems, Inc.	50,194,819	777,517,746
QUALCOMM, Inc.	15,328,029	745,402,050
Amgen, Inc.	8,433,934	463,444,673
Comcast Corp., Class A	19,069,243	398,547,179
eBay, Inc.*	11,762,342	346,871,466
Costco Wholesale Corp.	3,995,313	328,095,104
DIRECTV, Class A*	6,741,218	284,816,460
Gilead Sciences, Inc.*	7,042,147	273,235,304
Baidu, Inc. ADR*	2,474,804	264,581,296
Celgene Corp.*	4,187,551	259,293,158
News Corp., Class A	16,685,658	258,127,129
Starbucks Corp.	6,809,383	253,921,892
Teva Pharmaceutical Industries Ltd. ADR	6,384,324	237,624,539
Dell, Inc.*	16,657,348	235,701,474
Automatic Data Processing, Inc.	4,469,993	210,760,170
Vodafone Group PLC ADR	8,197,728	210,271,723
Biogen IDEC, Inc.*	2,213,328	206,171,503
priceline.com, Inc.*	454,198	204,143,833
Cognizant Technology Solutions Corp., Class A*	2,771,249	173,757,312
Express Scripts, Inc., Class A*	4,460,419	165,347,732
Yahoo!, Inc.*	11,527,607	151,703,308
Broadcom Corp., Class A*	4,389,780	146,135,776
Intuit, Inc.*	2,774,092	131,602,924
Wynn Resorts Ltd.	1,140,319	131,227,911
Bed Bath & Beyond, Inc.*	2,274,764	130,366,725
Intuitive Surgical, Inc.*	356,706	129,940,862
Green Mountain Coffee Roasters, Inc.*	1,397,080	129,844,615
Applied Materials, Inc.	12,023,924	124,447,613
Activision Blizzard, Inc.	10,429,434	124,110,265
NetApp, Inc.*	3,397,902	115,324,794
PACCAR, Inc.	3,335,707	112,813,611
Symantec Corp.*	6,842,834	111,538,194
Adobe Systems, Inc.*	4,508,304	108,965,708
Alexion Pharmaceuticals, Inc.*	1,683,882	107,869,481

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Cerner Corp.*	1,542,711	$105,706,558
Whole Foods Market, Inc.	1,616,822	105,594,645
CH Robinson Worldwide, Inc.	1,505,030	103,049,404
Check Point Software Technologies Ltd.*	1,894,518	99,954,770
Research In Motion Ltd.*	4,754,947	96,525,424
Citrix Systems, Inc.*	1,718,273	93,697,427
Altera Corp.	2,956,615	93,222,071
Fastenal Co.	2,693,276	89,632,225
CA, Inc.	4,606,020	89,402,848
SanDisk Corp.*	2,183,060	88,086,471
Paychex, Inc.	3,309,775	87,278,767
Staples, Inc.	6,472,525	86,084,582
Vertex Pharmaceuticals, Inc.*	1,898,759	84,570,726
Ross Stores, Inc.	1,067,479	83,999,922
Dollar Tree, Inc.*	1,113,518	83,636,337
O'reilly Automotive, Inc.*	1,240,874	82,679,435
Marvell Technology Group Ltd.*	5,579,622	81,071,908
Mattel, Inc.	3,129,778	81,029,952
Expeditors International of Washington, Inc.	1,935,559	78,486,917
Liberty Interactive Corp., Class A*	5,226,274	77,192,067
Virgin Media, Inc.	2,868,573	69,849,753
NVIDIA Corp.*	5,509,176	68,864,700
Sigma-Aldrich Corp.	1,114,052	68,837,273
Xilinx, Inc.	2,419,916	66,402,495
Mylan, Inc.*	3,891,673	66,158,441
Fiserv, Inc.*	1,292,089	65,599,359
Stericycle, Inc.*	785,798	63,429,615
Life Technologies Corp.*	1,646,726	63,283,680
Maxim Integrated Products, Inc.	2,690,490	62,769,132
BMC Software, Inc.*	1,601,887	61,768,763
Electronic Arts, Inc.*	3,011,260	61,580,267
Joy Global, Inc.	958,520	59,792,478
Expedia, Inc.	2,269,099	58,429,299
KLA-Tencor Corp.	1,524,209	58,346,720
Autodesk, Inc.*	2,088,113	58,007,779
Linear Technology Corp.	2,079,871	57,508,433
Garmin Ltd.	1,772,961	56,326,971
Sears Holdings Corp.*	973,452	55,992,959
Sirius XM Radio, Inc.*	36,039,938	54,420,306
NetFlix, Inc.*	479,372	54,245,735

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Microchip Technology, Inc.	1,739,458	$54,114,538
F5 Networks, Inc.*	736,746	52,345,803
Henry Schein, Inc.*	843,303	52,293,219
First Solar, Inc.*	787,643	49,786,914
Apollo Group, Inc., Class A*	1,253,321	49,644,045
Illumina, Inc.*	1,134,570	46,426,604
Micron Technology, Inc.*	9,162,039	46,176,677
VeriSign, Inc.	1,518,820	43,453,440
Ctrip.Com International Ltd. ADR*	1,339,857	43,089,801
Lam Research Corp.*	1,129,710	42,906,386
NII Holdings, Inc.*	1,561,395	42,079,595
DENTSPLY International, Inc.	1,289,982	39,589,548
Seagate Technology PLC	3,830,070	39,373,120
Infosys Technologies Ltd. ADR	768,348	39,239,532
Flextronics International Ltd.*	6,678,852	37,601,937
FLIR Systems, Inc.	1,457,652	36,514,183
Akamai Technologies, Inc.*	1,682,893	33,455,913
Warner Chilcott PLC, Class A*	2,317,824	33,144,883
Urban Outfitters, Inc.*	1,438,086	32,098,080
QIAGEN NV*	2,134,595	29,521,449
Total Investments (Cost $27,091,675,870)		$21,485,139,915

*  Non-income producing security for the year ended September 30, 2011.

ADR - American Depository Receipts

The securities of the PowerShares QQQ Trust, Series 1 (the "Trust") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Software	$4,230,471,745	19.69%
Computers	3,973,664,987	18.49%
Internet	3,222,371,236	15.00%
Semiconductors	1,924,246,906	8.96%
Telecommunications	1,634,849,144	7.61%
Biotechnology	1,504,295,129	7.00%
Retail	1,136,875,036	5.29%
Media	995,911,074	4.64%
Commercial Services	347,682,982	1.62%
Software & Computer Services	303,820,828	1.41%

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2011

Industry Classification	Value	Percentage
Pharmaceuticals	$264,651,056	1.23%
Healthcare - Products	251,345,078	1.17%
Pharmaceuticals & Biotechnology	237,624,539	1.11%
Mobile Telecommunications	210,271,723	0.98%
Transportation	181,536,321	0.84%
Lodging	131,227,911	0.61%
Electronics	130,443,091	0.61%
Beverages	129,844,615	0.60%
Auto Manufacturers	112,813,611	0.52%
Food	105,594,645	0.49%
Distribution / Wholesale	89,632,225	0.42%
Toys / Games / Hobbies	81,029,952	0.38%
Chemicals	68,837,273	0.32%
Environmental Control	63,429,615	0.30%
Machinery - Construction & Mining	59,792,478	0.28%
Energy - Alternate Sources	49,786,914	0.23%
Travel & Leisure	43,089,801	0.20%
Total	$21,485,139,915	100.00%

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Trust's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$21,485,139,915	†	$—	$—	$21,485,139,915
Total	$21,485,139,915		$—	$—	$21,485,139,915

†  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

PowerShares QQQ Trust, Series 1
Statement of Assets and Liabilities
September 30, 2011

Assets:
Investments in securities, at value (cost $27,091,675,870)	$21,485,139,915
Cash	34,336,522
Dividends receivable	4,268,500
Receivable from units created	1,212,540,923
Receivable from securities sold	1,615,644,316
Total Assets	$24,351,930,176
Liabilities:
Payable for securities purchased	$1,212,498,581
Distribution payable	42,455,946
Payable to Sponsor	8,183,413
Payable to Licensor	5,131,168
Payable to Trustee	1,132,786
Payable for units redeemed	1,615,713,413
Accrued expenses	492,616
Total Liabilities	2,885,607,923
NET ASSETS	$21,466,322,253
Net Assets Represented By:
Paid in capital	$39,150,625,941
Distributions in excess of net investment income	(10,760,269)
Accumulated net realized loss on investments transactions	(12,067,007,464)
Net unrealized depreciation of investments	(5,606,535,955)
NET ASSETS	$21,466,322,253
Shares of beneficial interest outstanding, unlimited shares authorized:	409,150,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$52.47

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Operations

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$212,012,805	$158,868,271	$97,559,395
Expenses:
Trustee fees	14,659,965	11,616,639	8,699,111
Marketing expenses	10,438,727	7,826,822	5,273,405
Licensing fees	21,112,705	16,524,739	12,169,883
Professional fees	125,852	151,440	193,965
Other fees and expenses	582,923	601,974	663,419
Total expenses	46,920,172	36,721,614	26,999,783
Net investment income	165,092,633	122,146,657	70,559,612
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(1,279,151,939)	(685,126,878)	(2,271,894,717)
Net realized gain (loss) on in-kind redemptions	3,458,504,565	1,761,323,868	(437,040,122)
Net change in unrealized appreciation/depreciation of investments	(1,136,960,877)	1,193,721,613	3,213,389,421
Net realized and unrealized gain on investments	1,042,391,749	2,269,918,603	504,454,582
Net increase in net assets resulting from operations	$1,207,484,382	$2,392,065,260	$575,014,194

*  Net of foreign taxes withheld of $614,437, $1,908,734 and $840,309 for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2011	2010	2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$165,092,633	$122,146,657	$70,559,612
Net realized gain (loss) on investment transactions	2,179,352,626	1,076,196,990	(2,708,934,839)
Net change in unrealized appreciation/depreciation of investments	(1,136,960,877)	1,193,721,613	3,213,389,421
Net increase in net assets resulting from operations	1,207,484,382	2,392,065,260	575,014,194
Distributions to Unitholders from:
Net investment income	(166,193,995)	(123,414,558)	(71,964,054)
Unitholder Transactions:
Proceeds from subscriptions of PowerShares QQQ Index Tracking Stock shares	75,758,226,422	68,071,023,844	48,301,844,499
Less redemptions of PowerShares QQQ Index Tracking Stock shares	(76,556,068,099)	(66,210,692,758)	(49,801,965,134)
Increase (decrease) in net assets due to unitholder transactions	(797,841,677)	1,860,331,086	(1,500,120,635)
Total increase (decrease)	243,448,710	4,128,981,788	(997,070,495)
Net Assets:
Beginning of year	21,222,873,543	17,093,891,755	18,090,962,250
End of year*	$21,466,322,253	$21,222,873,543	$17,093,891,755

*  Includes distributions in excess of net investment income of $(10,760,269), $(9,658,907) and $(8,391,006) at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Financial Highlights

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net Asset Value, beginning of year	$49.05	$42.29	$39.20	$51.41	$40.65
Investment Operations:
Net investment income(1)	0.39	0.30	0.17	0.15	0.15
Net realized and unrealized gain (loss) on investments	3.44	6.79	3.10	(12.21)	10.75
Total from Investment Operations	3.83	7.09	3.27	(12.06)	10.90
Less Distributions from:
Net investment income	(0.41)	(0.33)	(0.18)	(0.15)	(0.14)
Net Asset Value, end of year	$52.47	$49.05	$42.29	$39.20	$51.41
Total Investment Return(2)	7.78%	16.80%	8.44%	(23.50)%	26.87%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$21,466,322	$21,222,874	$17,093,892	$18,090,962	$20,557,957
Ratios to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.70%	0.67%	0.52%	0.32%	0.33%
Portfolio turnover rate(3)	28.68%	4.96%	8.19%	10.00%	8.42%
The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the PowerShares QQQ Trust, Series 1 outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  The total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of PowerShares QQQ Trust units.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Notes to Financial Statements
September 30, 2011

1. Organization

PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee. Effective March 21, 2007, sponsorship of the Nasdaq-100 Trust, Series 1 was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent of the former sponsor, Nasdaq Global Funds, Inc. Effective upon the transfer of sponsorship, the name of the Trust was changed from Nasdaq-100 Trust, Series 1 to PowerShares QQQ Trust, Series 1.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) any combination thereof.

The authoritative guidance for fair value measurements and disclosures defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Schedule of Investments.

The Trusts' policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Trusts' fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the reporting period. For the year ended September 30, 2011, there were no significant transfers between Levels 1, 2, and 3 assets and liabilites.

New Accounting Pronouncements Not Yet Effective

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued new guidance to improve and align fair value measurement and disclosure requirements. The guidance was issued as International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement, and Accounting Standards Updated ("ASU") No, 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. IFRS 13 and ASU 2011-04 include common requirements for measurement of, and disclosure about, fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has concluded that ASU 2011-04 will not impact the financial statements.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by the Trust may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Federal Taxes

The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes all of its investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust is subject to authoritative guidance with respect to accounting for uncertainties in income taxes. Management has analyzed the Trust's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2011, no provision for income tax would be required in the Trust's financial statements. The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Tax Information

At September 30, 2011, permanent differences primarily due to the tax treatment of in-kind transactions and capital loss carry forward expirations were reclassified within the components of net assets of the Trust. These differences resulted in a net decrease in accumulated net realized loss on investments and a corresponding decrease to paid in capital of $3,504,056,676. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2011, 2010 and 2009 was $166,193,995, $123,414,558 and $71,964,054 of ordinary income, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Trust will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year.

The Trust incurred and will elect to defer net capital losses of $227,426,982 for the year ended September 30, 2011. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(10,948,817,865)
Undistributed ordinary income	31,695,676
Net unrealized depreciation	(6,724,725,556)
Total accumulated deficit	$(17,641,847,745)

During the fiscal year ended September 30, 2011, the Trust had a capital loss carryforward of $5,729,023,648 which expired. At September 30, 2011, the Trust has a capital loss carryforward of $10,721,390,883 of which $3,015,741,745 expires in 2012, $1,687,659,839 expires in 2013, $654,169,365 expires in 2014, $1,409,611,668 expires in 2015, $1,626,542,181 expires in 2016, $610,749,524 expires in 2017, $1,571,731,420 expires in 2018 and $145,185,141 expires in 2019.

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to The Nasdaq Stock Market, Inc. (the "Licensor") for a license to use the Nasdaq-100 Index as a basis for determining the composition and weighting of securities held by the Trust.

Effective March 21, 2007, in connection with the transfer of sponsorship, Invesco PowerShares Capital Management, LLC entered into a license agreement with The Nasdaq Stock Market, Inc. (the "License Agreement"). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $5,131,168 were payable to the Licensor at September 30, 2011. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The license fee payable to the Licensor, prior to March 21, 2007, was 0.04% of the average net assets of the Trust. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of PowerShares QQQ shares and the License Agreement has no express termination date.

Prior to the transfer of sponsorship, Nasdaq Global Funds, Inc., the former sponsor, voluntarily agreed to absorb or reimburse the Trust for ordinary operating expenses of the Trust to the extent that such expenses exceeded 0.20% per annum of the daily net asset value of the Trust. Effective March 21, 2007, in its capacity as the new sponsor, Invesco PowerShares Capital Management, LLC has continued to undertake, until otherwise determined, the reimbursement of ordinary operating expenses of the Trust, to the extent that such expenses exceed 0.20% per annum of the daily net asset value.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2011, 2010 and 2009, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the Sponsor.

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Nasdaq-100 Index. For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $1,132,786 were payable to the Trustee at September 30, 2011.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $8,183,413 to the Sponsor at September 30, 2011.

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

5. Related Party Transactions

During the fiscal years ended September 30, 2011, 2010 and 2009, the Trust paid $9,291,660, $1,675,802 and $3,500,188, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the PowerShares QQQ Trust, Series 1

Transactions in shares were as follows:

	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009
PowerShares QQQ Index Tracking Stock shares sold .	1,369,200,000	1,486,600,000	1,451,050,000
PowerShares QQQ Index Tracking Stock shares redeemed .	(1,392,750,000)	(1,458,150,000)	(1,508,250,000)
Net increase (decrease)	(23,550,000)	28,450,000	(57,200,000)

PowerShares QQQ Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 PowerShares QQQ Index Tracking Stock shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ Index Tracking Stock share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the PowerShares QQQ Trust Clearing Process is either, $0, $500 or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the PowerShares QQQ Trust Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2011, 2010 and 2009, the Trustee earned $1,192,050, $1,294,000 and $1,310,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2011, 2010 and 2009.

7. Investment Transactions

For the year ended September 30, 2011, the Trust had purchases and sales of investment securities of $6,770,774,305 and $6,770,153,900 respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2011, the cost of investments for federal income tax purposes was $28,209,865,471. Accordingly, gross unrealized depreciation was $6,792,168,299 and gross unrealized appreciation was $67,442,743 resulting in net unrealized depreciation of $6,724,725,556.

8. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Trust's financial statements through this date.

Supplemental Information (Unaudited)

Information Regarding Closing Prices vs. Net Asset Value
Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and that Trust's net asset value. Net Asset Value, or "NAV", is the price at which a Trust issues and redeems shares. The "Closing Market Price" of a share in the Trust is determined and published by the Nasdaq Stock Market, as of the time that the Trust's NAV is calculated. The Trust's Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that a Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2010 through September 30, 2011.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

PowerShares QQQ Trust
Frequency Distribution of Discounts and Premiums
Closing Price vs. Net Asset Value (NAV)*

Five year Period Ended 09/30/11 (unaudited)

Premium/Discount Range	Number of Trading Days(1)	Percentage of Total Trading Days
Greater than 0.25%	21	1.67%
Between zero and 0.25%	546	43.37%
Closing Price Equal to NAV	0	0.00%
Between zero and -0.25%	677	53.77%
Less than 0.25%	15	1.19%
Total	1259	100.00%

*  Consolidated closing prices and non-truncated NAVs were used.

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

Comparision of Total Returns Based on NAV and Close Price(1)
From Inception to 09/30/2011 (unaudited)

Cumulative Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	7.78%	32.48%	7.30%
Return Based on Close Price	7.77%	32.55%	7.14%
Index	7.99%	33.68%	10.12%

Annualized Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	7.78%	5.79%	0.56%
Return Based on Close Price	7.77%	5.79%	0.55%
Index	7.99%	5.97%	0.77%

(1)  Cumulative Total Return and Average Total Return for the period since inception is calculated from the inception date March 10, 1999.

PowerShares QQQ Trust, Series 1

Sponsor

Invesco PowerShares Capital Management LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017

P-QQQ-AR-1